Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net
	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost

Balance as of January 1, 2023	293	5,091	166	3,279	8,829
Additions	25	7,312	101	37	7,475
Capitalization of depreciation of ROU assets	-	-	-	59	59
Foreign currency translation	1	-	-	-	1

Balance as of December 31, 2023	319	12,403	267	3,375	16,364

Balance as of January 1, 2022	257	4,764	176	3,137	8,334
Additions	37	327	49	142	555
Disposals	-	-	(59)	-	(59)
Foreign currency translation	(1)	-	-	-	(1)

Balance as of December 31, 2022	293	5,091	166	3,279	8,829

Accumulated Depreciation

Balance as of January 1, 2023	157	3,818	97	2,391	6,463
Additions	26	448	58	140	672
Foreign currency translation	1	-	-	-	1

Balance as of December 31, 2023	184	4,266	155	2,531	7,136

Balance as of January 1, 2022	133	3,370	94	2,259	5,856
Additions	25	448	62	132	667
Disposals	-	-	(59)	-	(59)
Foreign currency translation	(1)	-	-	-	(1)

Balance as of December 31, 2022	157	3,818	97	2,391	6,463

Carrying amounts of all fixed asset items
December 31, 2023	135	8,137	112	844	9,228
December 31, 2022	136	1,273	69	888	2,366